Document and Entity Information	Dec. 20, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2019
Registrant Name	Ark ETF Trust
Entity Central Index Key	0001579982
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2019
Document Effective Date	Dec. 20, 2019
Prospectus Date	Nov. 30, 2019
ARK Autonomous Technology & Robotics ETF | ARK Autonomous Technology & Robotics ETF
Prospectus:
Trading Symbol	ARKQ
ARK Genomic Revolution ETF | ARK Genomic Revolution ETF
Prospectus:
Trading Symbol	ARKG